Average Annual Total Returns		12 Months Ended	18 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS United States 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS United States 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.45%	16.62%
Draco Evolution AI ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		33.62%	16.56%
Performance Inception Date	Jul. 09, 2024
Draco Evolution AI ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		32.83%	15.41%
Draco Evolution AI ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		19.91%	12.19%